Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and contingent liabilities
Capital expenditures
	March 31,
	2017	2018
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	31	358
Mold	22	-

	48	358